Segment information (Details) ¥ in Thousands		12 Months Ended
		Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Disclosure of operating segments [line items]
Revenue		¥ 1,169,348		¥ 853,295	¥ 654,060
Profit/(loss) before tax		297,190		167,743	99,432
Interest income		11,715		6,709	4,906
Depreciation and amortization		113,574		111,147	65,986
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue		1,282,322		853,295	654,060
Profit/(loss) before tax		297,190		167,743	99,432
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(112,974)
Profit/(loss) before tax		0
K12 Educational Services [Member]
Disclosure of operating segments [line items]
Revenue		1,093,933		853,295	654,060
Profit/(loss) before tax		322,381		165,353	112,944
Interest income		7,059		5,980	4,900
Depreciation and amortization		104,225		111,147	65,986
K12 Educational Services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue		1,093,933		853,295	654,060
Profit/(loss) before tax		209,407		165,353	112,944
K12 Educational Services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue | $			$ 0
Profit/(loss) before tax		112,974
Management Services [Member]
Disclosure of operating segments [line items]
Revenue		19,021		0	0
Profit/(loss) before tax		(30,856)		0	0
Interest income		24
Depreciation and amortization		29		0	0
Management Services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue		117,057		0	0
Profit/(loss) before tax		67,180		0	0
Management Services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(98,036)
Profit/(loss) before tax		(98,036)
Other Segments [Member]
Disclosure of operating segments [line items]
Revenue		56,394		0	0
Profit/(loss) before tax		15,039		0	0
Interest income		270
Depreciation and amortization		9,320		0	0
Other Segments [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue		71,332		0	0
Profit/(loss) before tax		29,977		0	0
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue		(14,938)
Profit/(loss) before tax		(14,938)
Unallocated Expense [Member]
Disclosure of operating segments [line items]
Revenue	[1]	0		0	0
Profit/(loss) before tax	[1]	(9,374)		2,390	(13,512)
Interest income	[1]	4,362		729	6
Depreciation and amortization	[1]	0		0	0
Unallocated Expense [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue	[1]	0		0	0
Profit/(loss) before tax	[1]	(9,374)		¥ 2,390	¥ (13,512)
Unallocated Expense [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Profit/(loss) before tax	[1]	¥ 0

[1]	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.